Additional information-Financial Statement Schedule I	12 Months Ended
Jun. 30, 2018
Additional information-Financial Statement Schedule I
Additional information-Financial Statement Schedule I

35 Additional information—Financial Statement Schedule I

        Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission ("SEC") Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc's consolidated subsidiaries as of 30 June 2018 exceeded the 25% threshold.

        As of 30 June 2018, the Group had total borrowings of £495.8 million (2017: £503.4 million). As described in note 24 above, the Group's revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2018, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes.

        Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

        The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

        As of 30 June 2018, 2017 and 2016 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

        During the year ended 30 June 2018, cash dividends equivalent to $0.18 (2017: $0.18; 2016: $0.18) per share were declared and paid by the Company. The pounds sterling equivalents were £0.13 (2017: £0.14; 2016: £0.12) per share.

Condensed income statement of the Company

	Year ended 30 June
	2018 £'000	2017 £'000	2016 £'000
Revenue	—	—	—
Operating expenses	(3,423)	(2,013)	(84)
Exceptional items	—	—	—

Operating loss	(3,423)	(2,013)	(84)
Income from shares in group undertakings	21,982	23,295	20,084

Profit on ordinary activities before tax	18,559	21,282	20,000
Tax expense	—	—	—

Profit for the year	18,559	21,282	20,000

        There were no items of other comprehensive loss or income in the years ended 30 June 2018, 2017 or 2016 and therefore no statement of comprehensive income has been presented.

Condensed balance sheet of the Company

	As of 30 June
	2018 £'000	2017 £'000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265

	319,265	319,265

Current assets
Other receivables	1,314	1,123
Cash and cash equivalents	340	522

	1,654	1,645

Total assets	320,919	320,910

EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Retained earnings	247,806	248,314

	316,681	317,189

Current liabilities
Other payables	4,238	3,721

	4,238	3,721

Total equity and liabilities	320,919	320,910

Condensed statement of changes in equity of the Company

	Share capital £'000	Share premium £'000	Retained earnings £'000	Total equity £'000
Balance at 1 July 2015	52	68,822	246,429	315,303

Profit for the year	—	—	20,000	20,000

Total comprehensive income for the year	—	—	20,000	20,000
Equity-settled share based payments	—	—	1,795	1,795
Dividends paid	—	—	(20,084)	(20,084)

Balance at 30 June 2016	52	68,822	248,140	317,014

Profit for the year	—	—	21,282	21,282

Total comprehensive income for the year	—	—	21,282	21,282
Equity-settled share based payments	—	—	2,187	2,187
Dividends paid	—	—	(23,295)	(23,295)
Proceeds from shares issued	1	—	—	1

Balance at 30 June 2017	53	68,822	248,314	317,189

Profit for the year	—	—	18,559	18,559

Total comprehensive income for the year	—	—	18,559	18,559
Equity-settled share based payments	—	—	2,915	2,915
Dividends paid	—	—	(21,982)	(21,982)

Balance at 30 June 2018	53	68,822	247,806	316,681

Condensed statement of cash flows of the Company

	Year ended 30 June
	2018 £'000	2017 £'000	2016 £'000
Cash flows from operating activities
Profit before tax	18,559	21,282	20,000
Adjustments for:
Equity-settled share-based payments	2,915	2,187	1,795
Foreign exchange losses on operating activities	114	42	—
Changes in working capital:
Other receivables	(191)	(998)	(124)
Other payables	517	1,125	(1,590)

Net cash generated from operating activities	21,914	23,638	20,081

Cash flows from financing activities
Dividends paid	(21,982)	(23,295)	(20,084)

Net cash used in financing activities	(21,982)	(23,295)	(20,084)

Net (decrease)/increase in cash and cash equivalents	(68)	343	(3)
Cash and cash equivalents at beginning of year	522	221	224
Exchange losses on cash and cash equivalents	(114)	(42)	—

Cash and cash equivalents at end of year	340	522	221

        The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

	2018 £'000	2017 £'000	2016 £'000
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	18,559	21,282	20,000
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(55,829)	17,895	16,371

Consolidated IFRS (loss)/profit for the year	(37,270)	39,177	36,371

IFRS equity reconciliation:
Parent only—IFRS equity	316,681	317,189	317,014
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	108,585	160,428	141,268

Consolidated—IFRS equity	425,266	477,617	458,282